LITIGATION	6 Months Ended
Jun. 30, 2013
LITIGATION [Abstract]
LITIGATION
NOTE 13- LITIGATION

1.             On January 11, 2013, Cathaya Capital, L.P., a ZAP shareholder ("Cathaya"), and Priscilla Lu, Chairman of the ZAP Board of Directors ("Lu") (collectively "Plaintiffs"), filed a lawsuit in the Superior Court of California, County of Los Angeles, styled Cathaya Capital, L.P. et al. v.  ZAP, et al., Case No. BC499106 (the "Cathaya Lawsuit").  By the Cathaya Lawsuit, Plaintiffs, derivatively on behalf of the nominally-named defendant ZAP, asserted claims for breach of fiduciary duty and conversion against the following three members of the ZAP Board of Directors:  Mark Abdou, Steven Schneider and Wang Gang a/k/a Alex Wang (the "Minority Board Member Defendants").  In addition, Plaintiffs, derivatively on ZAP's behalf, sought declaratory and injunctive relief against the Minority Board Member Defendants for their alleged tortuous misconduct and breaches of fiduciary duty.  Plaintiffs also asserted causes of action on their own behalf pursuant to California Corporations Code sections 304 and 709, for a judgment as to the rightful composition of the Board and to remove the Minority Board Member Defendants from the Board.

On February 19, 2013, the Minority Board Member Defendants filed a Cross-Complaint in the Cathaya Lawsuit (the "Cross-Complaint").  In the Cross-Complaint, the Minority Board Member Defendants joined in bringing a cross-claim for a determination as to the rightful composition of the Board pursuant to California Corporations Code section 709.  (On March 14, 2013, Wang Gang a/k/a Alex Wang filed a Request for Dismissal withdrawing as a cross-complainant.)  Wang was eventually dismissed from the lawsuit.  The Cross-Complaint also asserts the following purported claims:  (1) Steven Schneider's claim for "breach of promise" against Pricilla Lu based on an alleged August 2009 oral promise that ZAP would provide Steven Schneider with a more favorable employment contract; (2) Steven Schneider's claim for "breach of agreement to negotiate in good faith" against ZAP, based on ZAP's alleged failure in August 2009 to negotiate an employment contract with Steven Schneider; (3) Mark Abdou's claim against ZAP alleging that ZAP breached a Director Agreement with Mark Abdou ("Abdou Director Agreement") by failing to pay all compensation allegedly due there under; (4) Mark Abdou's claim for "breach of the covenant of good faith and fair dealing" against ZAP based on the alleged breaches of the Abdou Director Agreement; and (5) a claim against Lu for tortuous interference with contractual relations (although the Cross-Complaint is unclear as to who is bringing the tortuous interference claim against Lu and the factual basis for the claim).  The Cross-Complaint seeks an unspecified amount of damages and other consideration.

On March 22, 2013, Plaintiffs/Cross-Defendants' Cathaya and Lu filed a Demurrer to the Cross-Complaint, which is set for hearing on June 27, 2013.  ZAP also filed a Demurrer.  In response to these two Demurrers, on June 25, 2013, Abdou and Schneider filed an Amended Cross-Complaint.  The allegations in the Amended Cross-Complaint remain substantially the same as those set forth above.

On July 30, 2013, ZAP and Plaintiffs/Cross-Defendants' Cathaya and Lu filed separate Demurrers to the Cross-Complaint, both of which are set for hearing on September 23, 2013.

ZAP intends to vigorously defend the Amended Cross-Complaint and to file a Cross-Complaint against Schneider and Abdou, and possibly others (except for Wang).

2.             Integrity Automotive, LLC and Randall Waldman v. ZAP Motor Manufacturing,

Inc., et al., Complaint filed on March 2, 2010, Case No. 10 CI-01383 in the Jefferson Circuit Court, Division Ten, of the Commonwealth of Kentucky. The Complaint alleges causes of action for civil conspiracy, breach of fiduciary duties, conversion, and breach of contract and that the Defendants conspired against plaintiffs in connection with certain business transactions in Kentucky. Although no specific monetary demand is included, the Complaint seeks punitive damages, actual damages, and interest. All of the defendants answered and cross-complained on March 29, 2010, and discovery was served on plaintiffs requiring responses in early May 2010. The Company intends to defend itself vigorously in this matter and has learned that plaintiff Randall Waldman was arrested in Kentucky in late April, 2010, and charged with felonious criminal conduct. The Court indicated intent to dismiss the case for failure to prosecute in early 2012 but the plaintiffs retained new counsel and successfully opposed the dismissal. There has been no activity in the case that we are aware of in the past several months.

3.             Rainbow Cycle & Marine & Siloam Springs Cycle, v. Voltage Vehicles, Arkansas Motor Vehicle Commission, Case No. 10-008. On April 1, 2010, Rainbow Cycle & Marine & Siloam Spring Cycle (the "Dealer"), an automobile dealer in the State of Arkansas, submitted a complaint to the Arkansas Motor Vehicle Commission (the "Commission") regarding 6 Xebra vehicles purchased from the Company in 2008, each at the price of $8,750.00. The Dealer requested that the Commission order the Company to refund all monies paid by the Dealer to the Company for the vehicles, to pay all transportation costs, and in addition to assess penalties and interest charges against the Company in an unspecified amount. The Commission issued a Notice of Hearing on August 11, 2010, setting a hearing for September 15, 2010 on the Dealer's Complaint. The Company responded with a Motion to Dismiss, which the Commission set for hearing on December 15, 2010 and at the same time continued the hearing on the Dealer's Complaint to the same date. After the hearing, the Commission ruled that the Company was required to refund the Dealer's purchase price for the vehicles and to pay for transportation of the vehicles off of the Dealer's premises. In response, the Company's local counsel filed a Petition for Judicial Review on March 1, 2011 in the Circuit Court of Pulaski County, State of Arkansas, challenging the Commission's decision. On November 11, 2011, the Circuit Court upheld the decision of the Commission, and the Company filed a notice of Appeal on December 16, 201 1, and the Arkansas Supreme Court reversed and remanded to the Commission for further proceedings on October 11, 2012. There has been no subsequent activity in this matter since that time of which we are aware. In the event of a final, unfavorable outcome, the potential loss to the Company associated with the refund would be approximately $57,000.

4              Long v. ZAP, et al., Case No. SW-250380, filed in the Superior Court of the State of California, County of Sonoma on September 20, 201 1. The Complaint alleges causes of action for injunctive relief and damages for breach of contract, breach of the implied covenant of good faith and fair dealing, failure to pay wages, wrongful termination, fraud, defamation, and illegal recording in violation of privacy rights. Included as defendants are ZAP, Jonway, Steve Schneider, William Hartman, and Priscilla Lu. The Company entered into a settlement agreement with the plaintiff in early September, 2012 and made an installment payment on September 21, 2012.  The case against the Company was settled in December, 2012.  The suit against individual defendants, Schneider, Hartman, and Lu is on-going.

5              Alvarez Lincoln - Mercury, Inc. vs. ZAP, Voltage Vehicles, Liuzhou Wuling

Motors Co., Ltd., Pricilla Lu, and Steve Schneider, Complaint filed on May 30, 2012, in the Superior Court of the State of California, County of Riverside, Case No. RIC 1208152. The Complaint alleges causes of action for breach of written contract; money had and received fraud by intentional misrepresentation, fraud by concealment, and fraud by negligent misrepresentation. The allegations contained in the Complaint include a claim that plaintiff believed it was purchasing 2010 model year vehicles but that in fact the vehicles were model year 2009. No trial date has as yet been set, and the parties continue to negotiate a possible resolution. The Company intends to vigorously defend itself in this matter if plaintiff refuses to enter into a reasonable settlement.

6.             Susan Sher v. ZAP, Case No. SCV-253158, filed on February 1, 2013, in the Superior Court of California, County of Sonoma. The Complaint alleges causes of action for breach of implied warranty and reimbursement under the California "Lemon Law" statutes. The Complaint contains allegations that ZAP failed to repair a 2008 Xebra purchased by plaintiff in violation of the statutes and an implied warranty of merchantability. This case was settled on May 29, 2013.

7.             A letter was received in May 2012 from a shareholder regarding various prior transactions of the Company which the Company is working to address and clarify.  A tolling agreement was reached between the Company and shareholder on October 22, 2012 under which ZAP, through its legal counsel shall provide a written summary of the actions taken during the preceding month with respect to the matters regarding the prior transactions in question by the shareholder.  These transactions include, but are not limited to, a) ZAP, Jonway Group, Jonway Auto and Cathaya Capital shall each in all respects comply with their executory obligations with respect to the continued funding of ZAP, b) resolve the litigation regarding  the former contracted employee, c) use reasonable efforts to defend, compromise and/or settle any pending and future litigations and ZAP shall use all reasonable efforts to cause all officers, directors and such other individuals who are or were employees, agents or representatives of ZAP to fully cooperate in the defense  of future arbitrations or litigations.  This agreement is binding through December 31, 2015.

Other Regulatory Compliance Matters

ZAP has filed with the National Highway Transportation Safety Agency (NHTSA) that it is in non compliance with Department of Transportation (DOT) requirements potential hazard may exist because the Model -Year 2008 XEBRA sedan and pickup does not stop in the required distance at 30 miles per hour and the master cylinder does not have separate brake fluid reservoirs with proper labeling and other miscellaneous non compliance issues.  A public hearing was held in Washington DC on October 9, 2012 that allowed the DOT to take comments from the public and from their inside officers for consideration in their determination of whether ZAP has made a reasonable effort to 1) notify dealers and purchasers of the brake recall and 2) provide a remedy to the public to correct the brake problem.    There were recommendations at the public hearing  from DOT staff testifying at the hearing that ZAP should be subject to penalties and be required to repurchase the MY 2008 Xebra vehicles.   ZAP has contracted with an independent testing facility to test the remedy that ZAP believes will correct the stopping distance problem, the duel brake fluid reservoir with correct labeling and other miscellaneous non compliance issues.

On November 16, 2012 ZAP received notification from the Office of Chief Counsel of the National Highway Traffic Safety Administration ("NHTSA") containing Findings, Conclusions, and Order on ZAP's Failure to Reasonably Meet its Recall Remedy and Notification Requirements ("Order"), dated November 13, 2012, related to the recall of ZAP's model year 2008 Xebra, an electric three-wheeled motor vehicle with an enclosed sedan or truck body style.

NHTSA determined that ZAP has not reasonably met its recall remedy and notification requirements and was ordered to remedy the model year 2008 Xebra by, among other things, refunding the purchase price, less reasonable allowance for depreciation, providing notice of this refund remedy to model year 2008 Xebra owners, purchasers, and dealers, and picking up and disposing of each recalled vehicle at ZAP's sole expense. NHTSA determined that the average market price of a model year 2008 Xebra as of October 12, 2012 to be $3,100.  The order stated a total of 691 model year 2008 Xebra vehicles are subject to this remedy.  ZAP's internal records indicate that 691 vehicles were imported into the U.S. by ZAP, of which 627 were shipped to customers located in the U.S.

 The Company has accrued for estimated expenses related to above claims.